Amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (30,727)	$ (22,370)	$ (17,379)
Non Contractual Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(9,091)	(12,970)	(9,773)
Contractual Rights Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(12,648)	(3,123)	(2,526)
Placement agent fees
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(2,782)	(1,931)	(1,442)
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(3,452)	(3,553)	(3,228)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	(1,520)	(793)	(410)
Amortization of non-compete agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ (1,234)	$ 0	$ 0